Short-Term and Long-Term Debt (Narrative) (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 4,370,000,000
Non-operating indebtedness of subsidiaries to total capitalization, maximum	7.50%
Five-year revolving credit facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,500,000,000
Minimum consolidated net worth	$ 10,000,000,000.0
Percentage of aggregate net proceeds of equity issuances	50.00%
Debt to capital ratio (low end of range)	0.35%
Debt to capital ratio (high end of range)	1.00%
LOC facility due August 2031 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 979,000,000
LOC facility due October 2031 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	891,000,000
9.76% Surplus Note, Due 2024 [Member]
Debt Instrument [Line Items]
Principal balance	$ 50,000,000
Maturity date	Sep. 30, 2024
Interest rate	9.76%
6.56% Surplus Note, Due 2028 [Member]
Debt Instrument [Line Items]
Principal balance	$ 500,000,000
Maturity date	Mar. 31, 2028
Interest rate	6.56%
Capital surplus repayment threshold	$ 2,300,000,000
111 bps Surplus Note, Due 2028 [Member]
Debt Instrument [Line Items]
Principal balance	$ 71,000,000
Maturity date	Sep. 24, 2028
226 bps Surplus Note, Due 2028 [Member]
Debt Instrument [Line Items]
Principal balance	$ 287,000,000
Surplus notes	$ 568,000,000
Maturity date	Oct. 01, 2028
6.03% Surplus Note, Due 2028 [Member]
Debt Instrument [Line Items]
Principal balance	$ 750,000,000
Maturity date	Dec. 31, 2028
Interest rate	6.03%
Capital surplus repayment threshold	$ 2,400,000,000
200 bps Surplus Note, Due 2035 [Member]
Debt Instrument [Line Items]
Principal balance	$ 30,000,000
Maturity date	Sep. 28, 2035
100 bps Surplus Note, Due 2037 [Member]
Debt Instrument [Line Items]
Principal balance	$ 375,000,000
Surplus notes	$ 154,000,000
Maturity date	Oct. 09, 2037
155 bps Surplus Note, Due 2037 [Member]
Debt Instrument [Line Items]
Principal balance	$ 25,000,000
Maturity date	Jun. 30, 2037
4.20% Surplus Note, Due 2037 [Member]
Debt Instrument [Line Items]
Principal balance	$ 50,000,000
Maturity date	Jul. 01, 2037
Interest rate	4.20%
4.50% Surplus Note, Due 2038 [Member]
Debt Instrument [Line Items]
Principal balance	$ 13,000,000
Maturity date	Jun. 30, 2038
Interest rate	4.50%
4.225% Surplus Notes, Due 2037 [Member]
Debt Instrument [Line Items]
Principal balance	$ 28,000,000
Maturity date	Oct. 09, 2037
Interest rate	4.225%
4.00% Surplus Notes, Due 2037 [Member]
Debt Instrument [Line Items]
Principal balance	$ 30,000,000
Maturity date	Oct. 09, 2037
Interest rate	4.00%
London Interbank Offered Rate (LIBOR) [Member] | 111 bps Surplus Note, Due 2028 [Member]
Debt Instrument [Line Items]
Variable rate	1.11%
London Interbank Offered Rate (LIBOR) [Member] | 226 bps Surplus Note, Due 2028 [Member]
Debt Instrument [Line Items]
Variable rate	2.26%
London Interbank Offered Rate (LIBOR) [Member] | 200 bps Surplus Note, Due 2035 [Member]
Debt Instrument [Line Items]
Variable rate	2.00%
London Interbank Offered Rate (LIBOR) [Member] | 100 bps Surplus Note, Due 2037 [Member]
Debt Instrument [Line Items]
Variable rate	1.00%
London Interbank Offered Rate (LIBOR) [Member] | 155 bps Surplus Note, Due 2037 [Member]
Debt Instrument [Line Items]
Variable rate	1.55%